Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 984,245	$ 20,005
Note receivable	300,000
Prepaid expenses	18,021	20,829
Short-term prepaid insurance	24,063
Total current assets	1,326,329	40,834
Deferred offering costs		952,432
Cash held in Trust Account	196,958,306
Total Assets	198,284,635	993,266
Current liabilities
Accounts payable and accrued expenses	226,953	33,366
Accrued offering costs	100,000	456,062
Total current liabilities	326,953	566,218
Deferred legal fees	2,450,000	450,000
Deferred underwriting fee payable	7,600,000
Total Liabilities	10,376,953	1,016,218
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 19,000,000 and 0 shares at redemption value of $10.37 and $0 per share at December 31, 2025 and 2024, respectively	196,958,306
Shareholders’ Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at December 31, 2025 and 2024
Additional paid-in capital		24,329
Accumulated deficit	(9,051,326)	(47,952)
Total Shareholders’ Deficit	(9,050,624)	(22,952)
Total Liabilities and Shareholders’ Deficit	198,284,635	993,266
Common Class A [Member]
Shareholders’ Deficit
Ordinary shares, value	69
Common Class B [Member]
Shareholders’ Deficit
Ordinary shares, value	633	671
Related Party [Member]
Current liabilities
Promissory note – related party		$ 76,790